Revenue - Carrying Amount of Deferred Revenue Balance Classified (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 1,514,120	$ 1,088,191
Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,511,201	1,086,139
Silver
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 2,919	$ 2,052